Financial risk management - Market Risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025 USD ($)	Nov. 10, 2025 EUR (€)	Nov. 10, 2025 USD ($)	Dec. 31, 2024 USD ($)	May 07, 2024 USD ($)	Dec. 31, 2023	Sep. 22, 2023 USD ($)
Revolving Credit Facility (new)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Line of credit facility, maximum borrowing capacity	€ 175,000,000.0
Interest rate	2.25%				2.25%
Senior USD Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	€ 527,900,000	€ 662,600,000			$ 620.0		$ 679.1	$ 686.1	$ 693.0		$ 700.0
Interest rate						2.50%	2.50%		2.50%	3.00%	3.75%
Senior EUR Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	€ 880,000,000.0	130,000,000.0				€ 130,000,000.0
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	€ 5,900,000	5,600,000
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Line of credit facility, maximum borrowing capacity	4,000,000.0	12,300,000
Letters of credit, overdrafts, customer bonds and bank guarantees utilized against the credit facility	2,800,000
Currency risk | Pound Sterling | Foreign exchange forward contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	(1,600,000)	(2,500,000)
Currency risk | US dollar | Foreign exchange forward contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	€ 200,000	€ 1,100,000
Currency risk | US dollar | Foreign exchange forward contract | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of financial instruments designated as hedging instruments	89.10%	87.90%	39.20%	44.80%	89.10%			87.90%
Financial assets	€ 16,200,000
Financial liabilities		€ 19,200,000
Currency risk | Euro | Foreign exchange forward contract | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of financial instruments designated as hedging instruments	48.90%	62.00%	24.50%	25.80%	48.90%			62.00%
Financial liabilities	€ 700,000	€ 12,300,000
Currency risk | Swedish Krona | Foreign exchange forward contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	€ 8,200,000	€ 6,800,000
Bottom of range | Interest rate risk | Senior USD Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate	50.00%				50.00%
Bottom of range | Interest rate risk | Senior EUR Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate	0.00%				0.00%